VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—98.5%
Arizona—1.9%
Arizona Department of Transportation, State Highway Fund Revenue 5.000%, 7/1/36	$ 500	$ 515
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue 5.000%, 12/1/24	565	568
		1,083

California—2.6%
California State Health Facilities Financing Authority, Providence St. Joseph Health Revenue, Series A 4.000%, 10/1/36	275	272
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Refunding, Series A (BAM Insured) 5.000%, 5/1/32	545	569
Santa Clarita Community College District, General Obligation 3.000%, 8/1/44	500	416
Temecula Valley Unified School District Financing Authority, Special Tax Revenue (BAM Insured) 5.000%, 9/1/25	175	177
		1,434

Colorado—9.7%
City & County of Denver Co. Airport System Revenue, Series D (AMT) 5.500%, 11/15/30	1,000	1,110
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AGM Insured) 5.250%, 12/1/49	250	277
Denver Convention Center Hotel Authority Revenue, Senior Lien 5.000%, 12/1/27	400	408
Public Authority For Colorado Energy, Natural Gas Purchase Revenue 6.250%, 11/15/28	2,250	2,358
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A 5.000%, 11/1/32	1,195	1,237
		5,390

Connecticut—0.9%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series F1 (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	325	303
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, Series D (Pre-Refunded 11/15/26 @ 100) 3.000%, 11/15/35	200	199
		502

Florida—15.4%
Brevard County School Board, Certificates of Participation, Series A 5.000%, 7/1/32	1,000	1,045
	Par Value	Value

Florida—continued
Central Florida Expressway Authority, Highway Toll Revenue, Senior Lien, Series B 4.000%, 7/1/30	$ 230	$ 232
City of Tallahassee, Health Facilities Revenue, Tallahassee Memorial Healthcare, Series A 5.000%, 12/1/36	500	504
Marion County School Board, Certificates of Participation (AGM Insured) 5.000%, 6/1/43	625	681
Miami Beach Redevelopment Agency,
Tax Increment Revenue 5.000%, 2/1/32	320	321
Tax Increment Revenue (AGM Insured) 5.000%, 2/1/31	40	40
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, Series A 5.000%, 4/1/30	200	202
Miami-Dade County School Board, Certificates of Participation, Series D 5.000%, 2/1/34	1,700	1,730
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	680	792
Seminole County School Board, Certificates of Participation, Series C 5.000%, 7/1/29	1,935	1,995
South Florida Water Management District, Certificates of Participation 5.000%, 10/1/35	750	766
Wildwood Utility Dependent District, South Sumter Utility Project Revenue (BAM Insured) 5.000%, 10/1/37	250	276
		8,584

Georgia—2.8%
City of Atlanta Water & Wastewater Revenue 5.000%, 11/1/31	550	557
Georgia Ports Authority Revenue 4.000%, 7/1/42	980	985
		1,542

Illinois—5.8%
City of Chicago,
Water Revenue, Second Lien (AGM Insured) 5.250%, 11/1/32	350	368
Water Revenue, Second Lien, Series 2017-2 (AGM Insured) 5.000%, 11/1/31	500	523
Cook County School District No. 78 Rosemont, General Obligation (AGM Insured) 5.000%, 12/1/38	1,000	1,073
State of Illinois, General Obligation 5.000%, 2/1/27	1,250	1,294
		3,258

Indiana—4.1%
Indiana Finance Authority, Parkview Health System Revenue, Series A 5.000%, 11/1/43	1,700	1,756
See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Indiana—continued
Indianapolis Local Public Improvement Bond Bank Revenue (AMT) 5.000%, 1/1/34	$ 500	$ 541
		2,297

Maryland—3.4%
Maryland Community Development Administration Revenue, Series A 1.250%, 3/1/30	200	164
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue Series A 5.000%, 5/15/42	600	616
Maryland Stadium Authority, Football Stadium Issue Revenue, Series A 5.000%, 3/1/37	1,000	1,122
		1,902

Massachusetts—2.1%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A 5.000%, 7/1/41	250	280
Massachusetts Housing Finance Agency Revenue 2.300%, 12/1/40	500	372
Massachusetts Port Authority, Transportation Revenue, Series A (AMT) 5.000%, 7/1/31	500	515
		1,167

Michigan—1.8%
Michigan State Building Authority, Facilities Program Lease Revenue, Series I
5.000%, 4/15/25	500	507
4.000%, 10/15/36	500	505
		1,012

Minnesota—4.4%
Minneapolis Special School District No. 1,
General Obligation, Series B (SD CRED PROG Insured) 5.000%, 2/1/39	1,085	1,203
General Obligation, Series B (SD CRED PROG Insured) 5.000%, 2/1/40	1,140	1,256
		2,459

New Jersey—1.9%
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, Series A
5.000%, 6/1/31	250	264
5.000%, 6/1/32	250	264
5.000%, 6/1/33	250	263
5.000%, 6/1/34	250	263
		1,054

New York—7.0%
City of New York, General Obligation, Series A 5.000%, 8/1/51	590	636
	Par Value	Value

New York—continued
Dutchess County Local Development Corp., The Culinary Institute of America Revenue 5.000%, 7/1/33	$ 180	$ 186
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
Series A (AGM Insured) 3.000%, 1/1/36	250	229
Series A (AGM Insured) 3.000%, 1/1/37	100	90
New York City Transitional Finance Authority,
Income Tax Revenue, Series G-1 5.000%, 5/1/36	755	873
Income Tax Revenue, Series G-1 5.000%, 5/1/43	540	599
New York State Dormitory Authority,
Income Tax Revenue, Series A 5.000%, 3/15/40	500	566
New York University Hospitals Center Revenue 5.000%, 7/1/33	150	154
New York Transportation Development Corp.,
John F. Kennedy International Airport New Terminal One (AMT) (AGM Insured) 5.000%, 6/30/49	255	264
Laguardia Airport Terminal Revenue (AMT) 6.000%, 4/1/35	250	283
		3,880

Ohio—1.1%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Senior Revenue, Class 1, Series A-2 4.000%, 6/1/48	500	461
Hamilton County, Life Enriching Communities Pro Revenue, Series A 5.500%, 1/1/43	160	167
		628

Oregon—3.5%
State of Oregon, Article XI-Q, General Obligation, Series F 5.000%, 5/1/33	1,095	1,127
Washington & Multnomah Counties, Beaverton School District No. 48J, Capital Appreciation Bond, General Obligation, Series D (SCH BD GTY Insured) 5.000%, 6/15/36	800	831
		1,958

Pennsylvania—6.1%
City of Philadelphia, Water & Wastewater Revenue, Series A 5.000%, 10/1/42	300	310
Pennsylvania Economic Development Financing Authority, PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/39	485	532
Pennsylvania Turnpike Commission, Highway Toll Revenue, First Subordinate Series 5.000%, 12/1/38	2,325	2,576
		3,418

See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

South Carolina—0.5%
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue 5.000%, 12/1/24	$ 290	$ 291
Tennessee—5.3%
Metropolitan Nashville Airport Authority (The),
Revenue, Series A 5.250%, 7/1/47	250	274
Revenue, Series A 5.000%, 7/1/52	250	266
Revenue, Series B (AMT) 5.500%, 7/1/40	500	555
Revenue, Series B (AMT) 5.500%, 7/1/41	250	277
Revenue, Series B (AMT) 5.500%, 7/1/52	500	543
Tennessee State School Bond Authority, Higher Education Program Revenue, Series B (State Higher Education Intercept Program Insured) 5.000%, 11/1/34	1,000	1,052
		2,967

Texas—13.0%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	190	193
Central Texas Regional Mobility Authority, Highway Toll Revenue, Senior Lien, Series D 4.000%, 1/1/38	750	761
Denton Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/15/48	520	566
Georgetown Independent School District, General Obligation (PSF-GTD Insured) 3.750%, 8/15/41	500	494
Lamar Consolidated Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,040
North Texas Tollway Authority, Highway Toll Revenue, Series A 5.000%, 1/1/28	295	300
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	525	624
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D 6.250%, 12/15/26	700	721
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, LIBOR Index Series C 4.391%, 9/15/27(2)	1,600	1,599
Texas Public Finance Authority, Texas Southern University Revenue (BAM Insured) 5.250%, 5/1/37	300	328
Wharton Independent School District, General Obligation (PSF-GTD Insured) 3.000%, 2/15/32	645	609
		7,235

	Par Value	Value

Vermont—0.5%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, Series A 5.000%, 12/1/35	$ 300	$ 305
Washington—1.6%
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	305	321
State of Washington, General Obligation, Series A 5.000%, 8/1/38	500	575
		896

Wisconsin—3.1%
Public Finance Authority
Renown Regional Medical Center Revenue, Series A 5.000%, 6/1/33	1,000	1,013
Revenue 4.000%, 8/1/59(2)	450	446
Waste Management, Inc. Project Revenue (AMT) 2.875%, 5/1/27	250	241
		1,700

Total Municipal Bonds (Identified Cost $55,495)		54,962

Total Long-Term Investments—98.5% (Identified Cost $55,495)		54,962

TOTAL INVESTMENTS—98.5% (Identified Cost $55,495)		$54,962
Other assets and liabilities, net—1.5%		819
NET ASSETS—100.0%		$55,781

Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
LIBOR	London Interbank Offered Rate
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program

Footnote Legend:
(1)	At June 30, 2024, 22.6% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$54,962	$54,962
Total Investments	$54,962	$54,962
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Schedule of Investments

VIRTUS SEIX TAX-EXEMPT BOND FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.